UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES(a)—76.51%

BRAZIL—22.82%
Banco Bradesco SA
4.50%, 01/12/17(b)	200	$211,000
Banco do Brasil SA
4.50%, 01/22/15(b)	100	105,750
Banco Santander (Brasil) SA
4.50%, 04/06/15(b)	100	101,875
Braskem Finance Ltd.
7.00%, 05/07/20(b)	100	112,750
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19(b)	100	117,650
Fibria Overseas Finance Ltd.
7.50%, 05/04/20(b) (Call 05/04/15)	100	109,000
Gerdau Trade Inc.
5.75%, 01/30/21(b)	100	106,350
Itau Unibanco Holding SA
6.20%, 04/15/20(b)	100	108,350
JBS USA LLC
7.25%, 06/01/21(b) (Call 06/01/15)	46	43,700
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21(b) (Call 06/30/20)	99	107,350
Odebrecht Finance Ltd.
7.00%, 04/21/20(b) (Call 04/21/15)	100	111,000
Petrobras International Finance Co.
5.75%, 01/20/20	450	508,427
6.75%, 01/27/41	50	62,765
Telemar Norte Leste SA
5.50%, 10/23/20(b)	100	102,750
Vale Overseas Ltd.
4.63%, 09/15/20	125	133,581
6.88%, 11/21/36	119	143,136
6.88%, 11/10/39	50	60,704
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19(b)	100	111,250

		2,357,388
CHILE—1.41%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	37	38,856
Empresa Nacional del Petroleo
4.75%, 12/06/21(b)	100	106,677

		145,533
CHINA—1.92%
Agile Property Holdings Ltd.
8.88%, 04/28/17(b) (Call 04/28/14)	100	100,000
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15(b)	100	98,300

		198,300
COLOMBIA—0.95%
Bancolombia SA
6.13%, 07/26/20	47	50,525

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

July 31, 2012

Ecopetrol SA
7.63%, 07/23/19	37	47,915

		98,440
HONG KONG—6.44%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20(b)	100	108,621
Hutchison Whampoa Finance (CI) Ltd.
7.45%, 08/01/17(b)	100	123,652
Hutchison Whampoa International Ltd.
4.63%, 09/11/15(b)	100	107,961
Li & Fung Ltd.
5.25%, 05/13/20	100	111,246
Noble Group Ltd.
6.75%, 01/29/20(b)	100	100,125
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19	100	113,613

		665,218
INDIA—4.08%
Axis Specialty Finance LLC
4.75%, 05/02/16(b)	100	100,686
ICICI Bank Ltd.
5.00%, 01/15/16(b)	116	118,028
State Bank of India
4.50%, 10/23/14	100	102,366
Vedanta Resources PLC
9.50%, 07/18/18(b)	100	100,750

		421,830
ISRAEL—0.66%
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	50	67,961

		67,961
JAMAICA—1.08%
Digicel Ltd.
12.00%, 04/01/14(b) (Call 08/30/12)	100	111,250

		111,250
MEXICO—6.50%
America Movil SAB de CV
5.00%, 03/30/20	100	116,264
6.13%, 03/30/40	100	130,913
BBVA Bancomer SA Texas Agency
4.50%, 03/10/16(b)	158	163,530
Cemex Finance LLC
9.50%, 12/14/16(b) (Call 12/14/13)	100	99,250
Grupo Bimbo SAB de CV
4.50%, 01/25/22(b)	100	108,933
Grupo Televisa SAB
6.63%, 01/15/40	41	52,571

		671,461
PERU—0.54%
Southern Copper Corp.
6.75%, 04/16/40	48	55,418

		55,418

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

July 31, 2012

QATAR—3.24%
Qatari Diar Finance QSC
5.00%, 07/21/20(b)	100	113,650
Qtel International Finance Ltd.
5.00%, 10/19/25(b)	200	220,500

		334,150
RUSSIA—11.34%
ALROSA Finance SA
8.88%, 11/17/14(b)	100	110,875
Evraz Group SA
9.50%, 04/24/18(b)	100	107,750
Gazprom OAO Via Gaz Capital SA
4.95%, 05/23/16(b)	259	273,548
LUKOIL International Finance BV
6.38%, 11/05/14(b)	100	108,836
6.66%, 06/07/22(b)	120	138,277
TNK-BP Finance SA
6.63%, 03/20/17(b)	119	131,793
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.13%, 04/30/18(b)	100	109,250
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/15(b)	180	191,304

		1,171,633
SINGAPORE—1.04%
PSA International Pte Ltd.
3.88%, 02/11/21	100	107,838

		107,838
SOUTH KOREA—8.34%
Export-Import Bank of Korea (The)
4.38%, 09/15/21	200	216,966
Hana Bank
4.00%, 11/03/16(b)	200	212,459
Korea Development Bank
3.88%, 05/04/17	200	213,105
Korea Gas Corp.
6.00%, 07/15/14(b)	100	107,973
POSCO
8.75%, 03/26/14(b)	100	110,715

		861,218
UKRAINIAN SSR—0.96%
Metinvest BV
10.25%, 05/20/15(b)	100	99,250

		99,250
UNITED ARAB EMIRATES—5.19%
Dolphin Energy Ltd.
5.89%, 06/15/19(b)	94	105,781
DP World Ltd.
6.85%, 07/02/37(b)	100	106,000
Dubai Electricity & Water Authority
7.38%, 10/21/20(b)	100	112,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

July 31, 2012

Taqa Abu Dhabi National Energy Co.
4.75%, 09/15/14(b)	200	211,100

		535,631

TOTAL CORPORATE BONDS & NOTES
(Cost: $7,736,809)		7,902,519

FOREIGN AGENCY OBLIGATIONS(a)—21.66%

BRAZIL—1.17%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19(b)	100	121,000

		121,000
CHILE—1.03%
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20(b)	100	106,271

		106,271
CHINA—1.00%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	100	103,203

		103,203
INDONESIA—1.42%
Majapahit Holding BV
7.75%, 01/20/20(b)	120	146,700

		146,700
KAZAKHSTAN—2.49%
KazMunaiGas National Co.
9.13%, 07/02/18(b)	200	257,500

		257,500
MALAYSIA—2.45%
Penerbangan Malaysia Bhd
5.63%, 03/15/16(b)	100	112,038
Petronas Capital Ltd.
7.88%, 05/22/22(b)	100	140,714

		252,752
MEXICO—4.22%
Petroleos Mexicanos
4.88%, 03/15/15	50	53,750
5.50%, 01/21/21	100	116,500
6.50%, 06/02/41(b)	210	265,650

		435,900
PHILIPPINES—1.13%
Power Sector Assets & Liabilities Management Corp.
6.88%, 11/02/16(b)	100	116,625

		116,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

July 31, 2012

RUSSIA—1.03%
Vnesheconombank Via VEB Finance PLC
5.45%, 11/22/17(b)	100	106,075

		106,075
SOUTH AFRICA—2.14%
Eskom Holdings Ltd.
5.75%, 01/26/21(b)	200	221,750

		221,750
VENEZUELA—3.58%
Petroleos de Venezuela SA
8.50%, 11/02/17(b)	130	108,875
9.00%, 11/17/21(b)	350	260,750

		369,625

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,189,312)		2,237,401

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.05%

MONEY MARKET FUNDS—1.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	108,184	108,184

		108,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,184)		108,184

TOTAL INVESTMENTS IN SECURITIES—99.22%
(Cost: $10,034,305)		10,248,104
Other Assets, Less Liabilities—0.78%		80,565

NET ASSETS—100.00%		$10,328,669

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES(a)—25.87%

BRAZIL—3.43%
Fibria Overseas Finance Ltd.
6.75%, 03/03/21(b) (Call 03/03/16)	150	$156,750
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)(b)	100	95,000
8.25%, 02/01/20 (Call 02/01/15)(b)	100	99,620
OGX Austria GmbH
8.50%, 06/01/18(b) (Call 06/01/15)	200	176,250

		527,620
CHINA—4.33%
Agile Property Holdings Ltd.
8.88%, 04/28/17(b) (Call 04/28/14)	100	100,000
CITIC Pacific Ltd.
6.63%, 04/15/21(b)	100	99,703
CITIC Resources Finance 2007 Ltd.
6.75%, 05/15/14(b)	200	210,500
Country Garden Holdings Co. Ltd.
11.25%, 04/22/17(b) (Call 04/22/14)	150	157,875
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15(b)	100	98,300

		666,378
INDIA—2.53%
ICICI Bank Ltd.
6.38%, 04/30/22(b)(c) (Call 04/30/17)	100	93,250
Vedanta Resources PLC
8.75%, 01/15/14(b)	150	155,625
9.50%, 07/18/18(b)	140	141,050

		389,925
JAMAICA—1.56%
Digicel Ltd.
8.25%, 09/01/17(b) (Call 09/01/13)	230	240,925

		240,925
KAZAKHSTAN—0.65%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17(b)	100	100,500

		100,500
MEXICO—3.68%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20(b) (Call 05/12/15)	200	176,000
Cemex Finance LLC
9.50%, 12/14/16(b) (Call 12/14/13)	100	99,250
Cemex SAB de CV
9.00%, 01/11/18(b) (Call 01/11/15)	147	136,710
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	130	99,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

July 31, 2012

8.88%, 12/15/19 (Call 12/15/14)	70	55,650

		567,060
RUSSIA—6.48%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17(b)	100	106,500
ALROSA Finance SA
8.88%, 11/17/14(b)	216	239,490
Evraz Group SA
9.50%, 04/24/18(b)	100	107,750
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17(b)	100	102,233
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21(b)	200	199,000
VimpelCom Holdings BV
7.50%, 03/01/22(b)	250	243,750

		998,723
SOUTH KOREA—0.67%
Woori Bank
6.21%, 05/02/37(b)(c) (Call 05/02/17)	100	103,000

		103,000
UNITED ARAB EMIRATES—2.54%
Atlantic Finance Ltd.
10.75%, 05/27/14(b)(d)	100	109,625
Dubai Electricity & Water Authority
7.38%, 10/21/20(b)	150	169,125
8.50%, 04/22/15(b)	100	112,250

		391,000

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,009,223)		3,985,131

FOREIGN AGENCY OBLIGATIONS(a)—8.20%

PHILIPPINES—1.33%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19(b)	160	204,800

		204,800
UKRAINE—0.64%
Naftogaz of Ukraine
9.50%, 09/30/14	100	99,250

		99,250
VENEZUELA—6.23%
Petroleos de Venezuela SA
5.25%, 04/12/17(b)	100	72,630
5.38%, 04/12/27	320	187,200
5.50%, 04/12/37(b)	850	489,855
8.50%, 11/02/17(b)	250	209,375

		959,060

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,292,378)		1,263,110

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

July 31, 2012

FOREIGN GOVERNMENT OBLIGATIONS(a)—63.12%

ARGENTINA—2.95%
Argentina (Republic of)
2.50%, 12/31/38(d)	200	65,000
8.28%, 12/31/33(e)	459	299,586
8.75%, 06/02/17	100	90,000

		454,586
BELARUS—1.25%
Belarus (Republic of)
8.75%, 08/03/15(b)	100	98,000
8.95%, 01/26/18(b)	100	94,750

		192,750
DOMINICAN REPUBLIC—1.58%
Dominican Republic
9.04%, 01/23/18(b)	219	243,734

		243,734
ECUADOR—0.65%
Ecuador (Republic of)
9.38%, 12/15/15(b)	100	100,250

		100,250
EGYPT—0.62%
Egypt (Arab Republic of)
5.75%, 04/29/20(b)	100	96,000

		96,000
EL SALVADOR—1.40%
El Salvador (Republic of)
7.63%, 02/01/41(b)	150	162,225
7.65%, 06/15/35(b)	50	54,000

		216,225
HUNGARY—3.83%
Hungary (Republic of)
4.75%, 02/03/15	130	128,375
6.25%, 01/29/20	140	143,150
6.38%, 03/29/21	158	161,160
7.63%, 03/29/41	150	157,125

		589,810
JAMAICA—0.66%
Jamaica (Government of)
8.00%, 06/24/19	100	101,250

		101,250
LEBANON—4.13%
Lebanon (Republic of)
6.00%, 05/20/19(b)	50	50,500
6.38%, 03/09/20	200	200,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

July 31, 2012

8.25%, 04/12/21(b)	150	167,250
8.50%, 08/06/15	200	219,000

		636,750
PAKISTAN—0.52%
Pakistan (Islamic Republic of)
6.88%, 06/01/17(b)	100	79,500

		79,500
PHILIPPINES—9.79%
Philippines (Republic of the)
4.00%, 01/15/21	100	110,625
6.38%, 01/15/32	100	133,500
6.38%, 10/23/34	100	136,000
7.75%, 01/14/31	100	150,250
8.00%, 01/15/16	100	120,000
8.38%, 06/17/19	200	274,000
9.50%, 02/02/30	313	533,274
10.63%, 03/16/25	30	51,450

		1,509,099
ROMANIA—1.03%
Romania (Republic of)
6.75%, 02/07/22(b)	150	158,625

		158,625
SERBIA—1.03%
Serbia (Republic of)
6.75%, 11/01/24(b)(d) (Call 11/01/12)	167	158,333

		158,333
SRI LANKA—2.28%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20(b)	100	104,000
7.40%, 01/22/15(b)	230	246,675

		350,675
TURKEY—14.10%
Turkey (Republic of)
5.13%, 03/25/22	642	702,187
6.88%, 03/17/36	206	262,907
7.00%, 06/05/20	150	184,500
7.25%, 03/05/38	10	13,344
7.38%, 02/05/25	200	262,000
7.50%, 07/14/17	100	119,250
7.50%, 11/07/19	150	186,375
8.00%, 02/14/34	143	202,703
9.50%, 01/15/14	46	50,600
11.88%, 01/15/30	100	188,000

		2,171,866
UKRAINE—3.42%
Ukraine (Government of)
7.75%, 09/23/20(b)	377	340,243

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

July 31, 2012

7.95%, 02/23/21(b)	200	186,250

		526,493
URUGUAY—2.45%
Uruguay (Republic of)
7.63%, 03/21/36	150	231,000
8.00%, 11/18/22	100	146,000

		377,000
VENEZUELA—10.72%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16(b)	1,000	880,000
6.00%, 12/09/20(b)	130	90,675
7.65%, 04/21/25	130	92,820
11.95%, 08/05/31(b)	200	186,250
12.75%, 08/23/22(b)	404	402,179

		1,651,924
VIETNAM—0.71%
Vietnam (Socialist Republic of)
6.75%, 01/29/20(b)	100	109,000

		109,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $9,455,937)		9,723,870

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.45%

MONEY MARKET FUNDS—1.45%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(f)(g)	224,275	224,275

		224,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $224,275)		224,275

TOTAL INVESTMENTS IN SECURITIES—98.64%
(Cost: $14,981,813)		15,196,386
Other Assets, Less Liabilities—1.36%		209,922

NET ASSETS—100.00%		$15,406,308

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(e)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

July 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.13%

BRAZIL—11.90%
Brazil (Federative Republic of)
0.00%, 01/01/15	BRL	4,230	$1,691,742
9.76%, 01/01/13	BRL	5,706	2,808,347
10.00%, 01/01/21	BRL	3,063	1,529,474

			6,029,563
CHILE—0.22%
Chile (Republic of)
5.50%, 08/05/20	CLP	50,000	113,452

			113,452
COLOMBIA—4.41%
Colombia (Republic of)
9.25%, 05/14/14	COP	2,500,000	1,484,155
9.85%, 06/28/27	COP	862,000	747,604

			2,231,759
CZECH REPUBLIC—4.26%
Czech (Republic of)
2.80%, 09/16/13	CZK	15,400	765,135
4.60%, 08/18/18	CZK	15,510	879,080
5.70%, 05/25/24	CZK	8,170	513,851

			2,158,066
EGYPT—2.02%
Egypt (Arab Republic of)
11.60%, 10/05/13	EGP	6,554	1,026,026

			1,026,026
HUNGARY—3.97%
Hungary (Republic of)
5.50%, 02/12/16	HUF	357,950	1,485,549
6.00%, 11/24/23	HUF	56,300	218,826
6.75%, 02/12/13	HUF	70,250	307,216

			2,011,591
INDONESIA—4.27%
Indonesia (Republic of)
9.50%, 06/15/15	IDR	2,580,000	303,276
9.50%, 07/15/31	IDR	8,188,000	1,147,774
10.00%, 07/15/17	IDR	2,121,000	268,019
10.00%, 09/15/24	IDR	3,168,000	443,359

			2,162,428
ISRAEL—4.46%
Israel (State of)
3.50%, 09/30/13	ILS	2,947	753,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

July 31, 2012

6.00%, 02/28/19	ILS	5,164	1,504,248

			2,257,699
MALAYSIA—4.26%
Malaysia (Federation of)
3.70%, 02/25/13	MYR	1,974	633,226
5.73%, 07/30/19	MYR	4,153	1,526,544

			2,159,770
MEXICO—8.01%
United Mexican States
6.25%, 06/16/16	MXN	17,206	1,363,584
6.50%, 06/10/21	MXN	15,482	1,280,856
8.50%, 11/18/38	MXN	8,709	827,828
9.00%, 06/20/13	MXN	7,464	583,185

			4,055,453
PERU—1.16%
Peru (Republic of)
8.20%, 08/12/26	PEN	1,185	587,250

			587,250
PHILIPPINES—4.14%
Philippines (Republic of the)
7.00%, 01/27/16	PHP	44,190	1,164,448
8.13%, 12/16/35	PHP	29,600	931,757

			2,096,205
POLAND—4.32%
Poland (Republic of)
5.25%, 04/25/13	PLN	1,998	603,153
5.75%, 04/25/14	PLN	1,827	561,618
5.75%, 09/23/22	PLN	3,202	1,024,164

			2,188,935
RUSSIA—4.26%
Russian Federation (The)
7.85%, 03/10/18(a)	RUB	65,000	2,158,418

			2,158,418
SOUTH AFRICA—4.37%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	6,050	598,217
8.25%, 09/15/17	ZAR	12,065	1,615,060

			2,213,277
SOUTH KOREA—22.23%
Korea (Republic of)
3.00%, 12/10/13	KRW	590,000	522,968
3.75%, 06/10/13	KRW	1,413,570	1,259,947
4.25%, 12/10/12	KRW	2,146,290	1,907,745
4.75%, 09/17/13	KRW	1,396,960	1,261,536
4.75%, 12/10/30	KRW	525,000	561,699
5.25%, 09/10/15	KRW	2,887,710	2,727,250
5.50%, 09/10/17	KRW	481,600	475,907

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

July 31, 2012

5.50%, 12/10/29	KRW	1,735,030	1,994,749
5.75%, 09/10/13	KRW	600,300	547,644

			11,259,445
THAILAND—4.43%
Thailand (Kingdom of)
3.63%, 05/22/15	THB	43,303	1,392,989
6.15%, 07/07/26	THB	20,873	850,003

			2,242,992
TURKEY—4.44%
Turkey (Republic of)
9.00%, 01/27/16	TRY	2,525	1,456,934
10.00%, 01/09/13	TRY	1,405	792,256

			2,249,190

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $48,771,480)			49,201,519

Security		Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)		92,227	92,227

			92,227

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,227)			92,227

TOTAL INVESTMENTS IN SECURITIES—97.31%
(Cost: $48,863,707)			49,293,746
Other Assets, Less Liabilities—2.69%			1,362,989

NET ASSETS—100.00%			$50,656,735

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CZK	- Czech Koruna
EGP	- Egyptian Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peru Nuevo
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- New Russian Ruble
THB	- Thai Baht

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

July 31, 2012

TRY	- Turkish Lira
ZAR	- South African Rand

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES—96.96%

AUSTRALIA—0.51%
Santos Finance Ltd.
8.25%, 09/22/70(a) (Call 09/22/17)	EUR	100	$121,154

			121,154
BELGIUM—0.36%
Ideal Standard International SA
11.75%, 05/01/18(b) (Call 05/01/14)	EUR	100	85,605

			85,605
CANADA—5.17%
Air Canada
10.13%, 08/01/15(c) (Call 08/30/12)	CAD	150	149,184
Bombardier Inc.
6.13%, 05/15/21(b)	EUR	200	252,776
Connacher Oil and Gas Ltd.
8.75%, 08/01/18(c) (Call 08/01/15)	CAD	100	86,355
Corus Entertainment Inc.
7.25%, 02/10/17 (Call 02/10/13)	CAD	100	104,732
Gateway Casinos & Entertainment Ltd.
8.88%, 11/15/17(c) (Call 11/15/13)	CAD	100	105,248
Great Canadian Gaming Corp.
6.63%, 07/25/22(c) (Call 07/25/17)	CAD	25	25,317
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	150	152,361
Quebecor Media Inc.
7.38%, 01/15/21(c) (Call 01/15/16)	CAD	150	157,513
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 02/10/14)	CAD	100	105,258
Yellow Media Inc.
7.75%, 03/02/20	CAD	150	80,814

			1,219,558
FINLAND—1.54%
Nokia OYJ
5.50%, 02/04/14(b)	EUR	200	242,820
Stora Enso OYJ
5.50%, 03/07/19(b)	EUR	100	121,006

			363,826
FRANCE—15.36%
Alcatel-Lucent
8.50%, 01/15/16	EUR	100	105,612
Cegedim SA
7.00%, 07/27/15	EUR	100	124,391
CMA CGM SA
8.88%, 04/15/19(b) (Call 04/15/15)	EUR	100	71,430
Crown European Holdings SA
7.13%, 08/15/18(b) (Call 08/15/14)	EUR	100	134,136
Faurecia SA
9.38%, 12/15/16(b)	EUR	100	133,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Groupama SA
7.88%, 10/27/39(a) (Call 10/27/19)	EUR	150	106,221
Labco SAS
8.50%, 01/15/18(b) (Call 01/15/14)	EUR	125	143,591
Lafarge SA
5.38%, 06/26/17(b)	EUR	550	704,023
Nexans SA
5.75%, 05/02/17	EUR	100	128,555
Numericable Finance & Co.
12.38%, 02/15/19(b) (Call 02/15/16)	EUR	100	121,031
PagesJaunes Finance & Co.
8.88%, 06/01/18(b) (Call 06/01/14)	EUR	100	101,917
Peugeot SA
5.63%, 07/11/17	EUR	300	343,602
Renault SA
5.63%, 06/30/15	EUR	500	637,276
Rexel SA
8.25%, 12/15/16 (Call 12/15/13)	EUR	250	339,200
Wendel SA
4.38%, 08/09/17	EUR	150	177,121
4.88%, 09/21/15	EUR	100	125,778
6.75%, 04/20/18	EUR	100	127,419

			3,624,470
GERMANY—10.35%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14(b)	EUR	100	113,155
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17(b) (Call 08/30/12)	EUR	150	175,527
Deutsche Lufthansa AG
6.75%, 03/24/14	EUR	150	199,225
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	250	329,516
Hapag-Lloyd AG
9.00%, 10/15/15(b) (Call 10/15/13)	EUR	100	126,665
Heckler & Koch GmbH
9.50%, 05/15/18(b) (Call 05/15/14)	EUR	100	90,580
Heidelberger Druckmaschinen AG
9.25%, 04/15/18(b) (Call 04/15/14)	EUR	50	46,963
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18(b) (Call 06/30/14)	EUR	100	131,776
Kinove German Bondco GmbH
10.00%, 06/15/18(b) (Call 06/15/14)	EUR	90	115,977
Styrolution Group GmbH
7.63%, 05/15/16(b) (Call 05/15/13)	EUR	125	131,245
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 03/15/19 (Call 03/15/15)(b)	EUR	100	131,172
8.13%, 12/01/17 (Call 12/01/12)(b)	EUR	500	664,011
UPCB Finance II Ltd.
6.38%, 07/01/20(b) (Call 07/01/15)	EUR	150	187,065

			2,442,877
GREECE—0.68%
OTE PLC
7.25%, 02/12/15(d)	EUR	200	161,333

			161,333
IRELAND—2.71%
Ardagh Glass Finance PLC
7.13%, 06/15/17(b) (Call 06/15/13)	EUR	150	178,276

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Ardagh Packaging Finance PLC
7.38%, 10/15/17(b) (Call 10/15/14)	EUR	150	193,821
Smurfit Kappa Acquisitions
7.75%, 11/15/19(b) (Call 11/15/14)	EUR	200	268,281

			640,378
ITALY—5.65%
Banca Monte dei Paschi di Siena SpA
4.88%, 05/31/16	EUR	150	160,717
Banco Popolare
6.00%, 11/05/20	EUR	150	157,009
Edison SpA
4.25%, 07/22/14	EUR	350	443,326
Italcementi Finance SA
6.63%, 03/19/20(d)	EUR	150	163,184
Wind Acquisition Finance SA
11.75%, 07/15/17(b) (Call 07/15/13)	EUR	400	409,302

			1,333,538
JAPAN—0.77%
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14	EUR	150	181,269

			181,269
JERSEY—0.55%
Aston Martin Capital Ltd.
9.25%, 07/15/18(c) (Call 07/15/14)	GBP	100	128,477

			128,477
LUXEMBOURG—11.16%
Capsugel FinanceCo SCA
9.88%, 08/01/19(b) (Call 08/01/14)	EUR	100	137,933
ConvaTec Healthcare E SA
7.38%, 12/15/17(b) (Call 12/15/13)	EUR	150	194,200
Fiat Finance & Trade SA
6.38%, 04/01/16(b)	EUR	550	650,428
Fiat Industrial Finance Europe SA
5.25%, 03/11/15(b)	EUR	550	695,189
FMC Finance VIII SA
6.50%, 09/15/18(b)	EUR	250	352,931
KION Finance SA
7.88%, 04/15/18(b) (Call 04/15/14)	EUR	100	117,839
Ontex IV SA
7.50%, 04/15/18(b) (Call 04/15/14)	EUR	100	122,847
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21(b) (Call 02/15/16)	EUR	100	127,948
Xefin Lux SCA
8.00%, 06/01/18(b) (Call 06/01/14)	EUR	100	118,697
Zinc Capital SA
8.88%, 05/15/18(b) (Call 05/15/14)	EUR	100	115,920

			2,633,932
NETHERLANDS—12.02%
Conti-Gummi Finance BV
7.50%, 09/15/17(b) (Call 09/15/13)	EUR	500	663,518
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19(b) (Call 04/15/15)	EUR	100	125,834

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

July 31, 2012

HeidelbergCement Finance BV
8.00%, 01/31/17(b)	EUR	500	706,941
OI European Group BV
6.75%, 09/15/20(b)	EUR	100	131,985
Phoenix PIB Finance BV
9.63%, 07/15/14(b)	EUR	125	171,652
Refresco Group BV
7.38%, 05/15/18(b) (Call 05/15/14)	EUR	100	114,538
Schaeffler Finance BV
7.75%, 02/15/17(b)	EUR	250	322,575
UPC Holding BV
8.38%, 08/15/20(b) (Call 08/15/15)	EUR	200	263,347
Ziggo Bond Co. BV
8.00%, 05/15/18(b) (Call 05/15/14)	EUR	250	335,864

			2,836,254
NORWAY—0.30%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	100	70,229

			70,229
PORTUGAL—8.12%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	350	410,029
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	400	472,299
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	400	488,310
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	79,435
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	250	277,099
REN - Redes Energeticas Nacionais SA
7.88%, 12/10/13(b)	EUR	150	189,423

			1,916,595
SPAIN—4.99%
Abengoa SA
9.63%, 02/25/15	EUR	200	244,216
Campofrio Food Group SA
8.25%, 10/31/16(b) (Call 10/31/13)	EUR	125	150,742
Cirsa Funding Luxembourg SA
8.75%, 05/15/18(b) (Call 05/15/14)	EUR	150	153,642
Inaer Aviation Finance Ltd.
9.50%, 08/01/17(b) (Call 08/01/13)	EUR	100	103,635
Nara Cable Funding Ltd.
8.88%, 12/01/18(b) (Call 12/01/13)	EUR	200	216,383
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	150	187,051
8.75%, 03/15/18 (Call 03/15/15)	EUR	100	122,238

			1,177,907
SWEDEN—0.78%
Verisure Holding AB
8.75%, 09/01/18(b) (Call 09/01/14)	EUR	150	183,125

			183,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

July 31, 2012

SWITZERLAND—1.13%
Sunrise Communications Holdings SA
8.50%, 12/31/18(b) (Call 12/31/14)	EUR	200	266,844

			266,844
UNITED KINGDOM—12.87%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18	GBP	100	162,947
BAA (SH) PLC
7.13%, 03/01/17	GBP	100	161,380
Bakkavor Finance (2) PLC
8.25%, 02/15/18(c) (Call 02/15/15)	GBP	100	136,312
EC Finance PLC
9.75%, 08/01/17(b) (Call 08/01/14)	EUR	200	248,034
Gala Group Finance PLC
8.88%, 09/01/18(c) (Call 06/01/14)	GBP	150	213,868
Ineos Group Holdings SA
7.88%, 02/15/16(b) (Call 02/15/13)	EUR	150	157,946
Investec Bank PLC
9.63%, 02/17/22(b)	GBP	125	191,776
Jaguar Land Rover PLC
8.13%, 05/15/18(c) (Call 05/15/14)	GBP	125	201,236
Kerling PLC
10.63%, 02/01/17(b) (Call 02/01/14)	EUR	200	211,371
Matalan Finance PLC
8.88%, 04/29/16(c) (Call 04/30/13)	GBP	100	140,229
Phones4u Finance PLC
9.50%, 04/01/18(c) (Call 04/01/14)	GBP	100	144,929
Priory Group No. 3 PLC
7.00%, 02/15/18(c) (Call 02/15/14)	GBP	150	232,082
R & R Ice Cream PLC
8.38%, 11/15/17(b) (Call 11/15/13)	EUR	100	125,008
Rexam PLC
6.75%, 06/29/67(a) (Call 06/29/17)	EUR	150	177,421
Royal Bank of Scotland Group PLC
4.63%, 09/22/21(a) (Call 09/22/16)	EUR	150	140,999
Thames Water Kemble Finance PLC
7.75%, 04/01/19(b)	GBP	100	162,727
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	100	54,816
Virgin Media Finance PLC
8.88%, 10/15/19 (Call 10/15/14)	GBP	100	174,903

			3,037,984
UNITED STATES—1.94%
GMAC International Finance BV
7.50%, 04/21/15	EUR	250	327,140
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/15/14)	EUR	100	129,473

			456,613

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,430,539)			22,881,968

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(f)	13,046	13,046

		13,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,046)		13,046

TOTAL INVESTMENTS IN SECURITIES—97.02%
(Cost: $24,443,585)		22,895,014
Other Assets, Less Liabilities—2.98%		703,294

NET ASSETS—100.00%		$23,598,308

CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound

(a)	Variable rate security. Rate shown is as of report date.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES—95.52%

AUSTRALIA—0.41%
FMG Resources (August 2006) Pty Ltd.
7.00%, 11/01/15(a)(b) (Call 11/01/12)	USD	100	$102,062

			102,062
CANADA—2.39%
Bombardier Inc.
7.75%, 03/15/20(b)	USD	150	169,250
Great Canadian Gaming Corp.
6.63%, 07/25/22(b) (Call 07/25/17)	CAD	50	50,634
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	166,750
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	104,375
Quebecor Media Inc.
7.38%, 01/15/21(b) (Call 01/15/16)	CAD	100	105,008

			596,017
CAYMAN ISLANDS—1.50%
Offshore Group Investments Ltd.
11.50%, 08/01/15 (Call 02/01/13)	USD	100	110,000
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	USD	100	110,144
UPCB Finance III Ltd.
6.63%, 07/01/20(a)(b) (Call 07/01/15)	USD	150	154,687

			374,831
FRANCE—3.41%
Lafarge SA
5.38%, 06/26/17(c)	EUR	250	320,011
Peugeot SA
5.63%, 06/29/15	EUR	75	88,308
5.63%, 07/11/17	EUR	50	57,267
Renault SA
5.63%, 06/30/15	EUR	150	191,183
Rexel SA
8.25%, 12/15/16 (Call 12/15/13)	EUR	100	135,680
Wendel SA
4.38%, 08/09/17	EUR	50	59,040

			851,489
GERMANY—1.71%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14(c)	EUR	100	113,155
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17(c) (Call 08/30/12)	EUR	100	117,018
Deutsche Lufthansa AG
6.75%, 03/24/14	EUR	50	66,408
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 03/15/19(c) (Call 03/15/15)	EUR	100	131,172

			427,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

GREECE—0.32%
OTE PLC
7.25%, 02/12/15(d)	EUR	100	80,667

			80,667
IRELAND—1.31%
Ardagh Packaging Finance PLC
7.38%, 10/15/17(c) (Call 10/15/14)	EUR	150	193,821
Smurfit Kappa Acquisitions
7.75%, 11/15/19(c) (Call 11/15/14)	EUR	100	134,141

			327,962
ITALY—2.04%
Banco Popolare
6.00%, 11/05/20	EUR	50	52,336
Edison SpA
4.25%, 07/22/14	EUR	100	126,665
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)(b)	USD	200	177,750
11.75%, 07/15/17 (Call 07/15/13)(c)	EUR	150	153,488

			510,239
JAMAICA—0.43%
Digicel Group Ltd.
10.50%, 04/15/18(b) (Call 04/15/14)	USD	100	107,000

			107,000
JAPAN—0.24%
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14	EUR	50	60,423

			60,423
LUXEMBOURG—4.58%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	100	101,422
ConvaTec Healthcare E SA
7.38%, 12/15/17(c) (Call 12/15/13)	EUR	100	129,467
Fiat Finance & Trade SA
6.38%, 04/01/16(c)	EUR	250	295,649
Fiat Industrial Finance Europe SA
5.25%, 03/11/15(c)	EUR	100	126,398
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)	USD	150	156,281
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)	USD	200	213,401
Ontex IV SA
7.50%, 04/15/18(c) (Call 04/15/14)	EUR	100	122,847

			1,145,465
MEXICO—0.31%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	76,750

			76,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

NETHERLANDS—4.44%
Conti-Gummi Finance BV
7.50%, 09/15/17(c) (Call 09/15/13)	EUR	150	199,055
HeidelbergCement Finance BV
8.00%, 01/31/17(c)	EUR	300	424,164
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	USD	100	107,750
NXP BV/NXP Funding LLC
9.75%, 08/01/18(b) (Call 08/01/14)	USD	100	114,000
Schaeffler Finance BV
7.75%, 02/15/17(c)	EUR	100	129,030
Ziggo Bond Co. BV
8.00%, 05/15/18(c) (Call 05/15/14)	EUR	100	134,346

			1,108,345
PORTUGAL—0.93%
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	150	177,112
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	55,420

			232,532
SPAIN—1.66%
Abengoa SA
9.63%, 02/25/15	EUR	50	61,054
Campofrio Food Group SA
8.25%, 10/31/16(c) (Call 10/31/13)	EUR	100	120,593
Nara Cable Funding Ltd.
8.88%, 12/01/18(c) (Call 12/01/13)	EUR	100	108,192
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	124,701

			414,540
SWEDEN—0.49%
Verisure Holding AB
8.75%, 09/01/18(c) (Call 09/01/14)	EUR	100	122,084

			122,084
UNITED KINGDOM—4.97%
Boparan Finance PLC
9.88%, 04/30/18(b) (Call 04/30/14)	GBP	100	162,164
CEVA Group PLC
11.50%, 04/01/18(b) (Call 04/01/14)	USD	100	92,563
EC Finance PLC
9.75%, 08/01/17(c) (Call 08/01/14)	EUR	100	124,017
Ineos Finance PLC
9.00%, 05/15/15 (Call 05/15/13)(b)	USD	100	105,625
9.25%, 05/15/15 (Call 05/15/13)(c)	EUR	100	130,667
Investec Bank PLC
9.63%, 02/17/22(c)	GBP	100	153,420
Kerling PLC
10.63%, 02/01/17(c) (Call 02/01/14)	EUR	100	105,685
Royal Bank of Scotland Group PLC
4.63%, 09/22/21(e) (Call 09/22/16)	EUR	100	94,000
Thames Water Kemble Finance PLC
7.75%, 04/01/19(c)	GBP	100	162,727

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Virgin Media Finance PLC
9.50%, 08/15/16 (Call 08/15/13)	USD	100	111,953

			1,242,821
UNITED STATES—64.38%
Advanced Micro Devices Inc.
8.13%, 12/15/17 (Call 12/15/13)	USD	100	105,083
AES Corp. (The)
8.00%, 10/15/17	USD	250	289,875
Ally Financial Inc.
6.75%, 12/01/14	USD	100	107,583
8.00%, 03/15/20	USD	250	295,937
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	108,583
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	100	105,286
Arch Coal Inc.
7.00%, 06/15/19(a) (Call 06/15/15)	USD	200	171,500
ATP Oil & Gas Corp.
11.88%, 05/01/15 (Call 05/01/13)	USD	100	38,400
Avaya Inc.
9.75%, 11/01/15 (Call 08/31/12)	USD	100	77,875
Ball Corp.
5.75%, 05/15/21 (Call 11/15/15)	USD	100	108,531
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	USD	100	109,167
Biomet Inc.
11.63%, 10/15/17 (Call 10/15/12)	USD	100	107,563
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	163,219
Calpine Corp.
7.50%, 02/15/21(b) (Call 11/01/15)	USD	350	388,500
Case New Holland Inc.
7.88%, 12/01/17	USD	100	117,875
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	USD	150	162,187
7.88%, 04/30/18 (Call 04/30/13)	USD	150	163,725
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	106,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17(b) (Call 11/15/12)	USD	100	107,504
Chesapeake Energy Corp.
6.63%, 08/15/20	USD	200	198,250
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	USD	200	208,200
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	100	104,375
CIT Group Inc.
5.50%, 02/15/19 (b)	USD	150	156,875
7.00%, 05/02/16 (Call 08/31/12)(b)	USD	350	351,094
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	USD	100	105,167
Clear Channel Communications Inc.
9.00%, 03/01/21 (Call 03/01/16)	USD	100	82,850
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17 (Call 12/15/12)	USD	150	162,000
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15(b) (Call 12/01/12)	USD	150	141,000
CommScope Inc.
8.25%, 01/15/19(b) (Call 01/15/15)	USD	100	104,750
Community Health Systems Inc.
8.00%, 11/15/19 (Call 11/15/15)	USD	100	107,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Concho Resources Inc.
6.50%, 01/15/22 (Call 01/15/17)	USD	100	107,000
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	USD	150	158,700
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	USD	100	95,450
DaVita Inc.
6.38%, 11/01/18 (Call 11/01/13)	USD	100	106,208
Denbury Resources Inc.
8.25%, 02/15/20 (Call 02/15/15)	USD	100	112,507
DISH DBS Corp.
7.88%, 09/01/19	USD	150	174,125
E*Trade Financial Corp.
12.50%, 11/30/17 (Call 11/30/12)	USD	150	171,765
Edison Mission Energy
7.00%, 05/15/17	USD	100	54,313
El Paso Corp.
7.00%, 06/15/17	USD	100	113,482
Energy Future Holdings Corp.
10.00%, 01/15/20 (Call 01/15/15)	USD	150	161,875
Energy Transfer Equity LP
7.50%, 10/15/20	USD	150	171,437
Equinix Inc.
7.00%, 07/15/21 (Call 07/15/16)	USD	100	111,500
Everest Acquisition LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20(b) (Call 05/01/16)	USD	100	107,250
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)(a)(b)	USD	150	156,125
12.63%, 01/15/21 (Call 01/15/16)	USD	150	151,163
Freescale Semiconductor Inc.
9.25%, 04/15/18(b) (Call 04/15/14)	USD	200	213,500
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19(b)	USD	200	213,875
Frontier Communications Corp.
8.25%, 04/15/17	USD	200	219,042
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	109,833
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20 (Call 08/15/15)	USD	100	108,917
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	107,125
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	USD	250	159,583
11.25%, 06/01/17 (Call 06/01/13)	USD	150	161,625
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	USD	100	108,875
HCA Inc.
6.50%, 02/15/20	USD	400	446,375
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	USD	150	157,562
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)	USD	100	83,625
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	USD	100	109,917
Hughes Satellite Systems Corp.
7.63%, 06/15/21	USD	100	110,375
Huntsman International LLC
5.50%, 06/30/16 (Call 08/31/12)	USD	100	100,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 01/15/13)	USD	100	105,358
Inergy LP/Inergy Finance Corp.
7.00%, 10/01/18 (Call 10/01/14)	USD	100	102,005
International Lease Finance Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

4.88%, 04/01/15	USD	200	204,300
5.65%, 06/01/14	USD	100	103,600
8.25%, 12/15/20	USD	200	234,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18(b) (Call 11/01/15)	USD	100	104,917
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	USD	200	210,500
Limited Brands Inc.
6.90%, 07/15/17	USD	200	225,500
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19(b) (Call 11/01/15)	USD	200	197,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.75%, 11/01/20 (Call 11/01/15)	USD	150	160,250
McClatchy Co. (The)
11.50%, 02/15/17 (Call 02/15/13)	USD	100	105,600
MGM Resorts International
7.50%, 06/01/16	USD	100	103,313
9.00%, 03/15/20 (Call 03/15/14)	USD	100	111,500
Mylan Inc.
6.00%, 11/15/18(b) (Call 11/15/14)	USD	200	215,500
NRG Energy Inc.
7.63%, 05/15/19 (Call 05/15/14)	USD	250	260,781
Peabody Energy Corp.
6.00%, 11/15/18(b)	USD	150	149,625
Pinnacle Foods Finance LLC
9.25%, 04/01/15 (Call 08/31/12)	USD	150	153,750
Plains Exploration & Production Co.
6.63%, 05/01/21 (Call 05/01/16)	USD	100	106,000
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 08/31/12)	USD	100	94,750
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	USD	100	109,875
Realogy Corp.
7.88%, 02/15/19(a)(b) (Call 02/15/15)	USD	100	100,917
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19 (Call 10/15/14)	USD	350	369,460
9.88%, 08/15/19 (Call 08/15/15)(b)	USD	150	157,500
Rite Aid Corp.
9.50%, 06/15/17(a) (Call 08/31/12)	USD	150	153,241
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	105,438
Samson Investment Co.
9.75%, 02/15/20(b) (Call 02/15/16)	USD	150	155,062
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	101,667
Sealed Air Corp.
8.13%, 09/15/19(b) (Call 09/15/15)	USD	100	111,962
Sears Holdings Corp.
6.63%, 10/15/18	USD	100	89,500
Springleaf Finance Corp.
6.90%, 12/15/17	USD	150	121,531
Sprint Nextel Corp.
9.00%, 11/15/18(b)	USD	150	174,609
11.50%, 11/15/21(b)	USD	100	119,071
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	111,917
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 11/15/13)	USD	100	106,063
SUPERVALU Inc.
8.00%, 05/01/16(a)	USD	50	43,050
Tenet Healthcare Corp.
8.88%, 07/01/19 (Call 07/01/14)	USD	150	170,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20(b) (Call 04/01/16)	USD	150	110,625
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	USD	100	110,125
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	USD	150	167,125
United States Steel Corp.
7.38%, 04/01/20	USD	100	98,500
Univision Communications Inc.
6.88%, 05/15/19(a)(b) (Call 05/15/15)	USD	150	155,437
UR Financing Escrow Corp.
7.38%, 05/15/20(b) (Call 05/15/16)	USD	150	158,531
USG Corp.
6.30%, 11/15/16	USD	100	96,333
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18(b) (Call 12/01/14)	USD	200	212,000
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	110,750
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	109,333
Windstream Corp.
7.75%, 10/15/20(a) (Call 10/15/15)	USD	200	212,800
WMG Acquisition Corp.
9.50%, 06/15/16 (Call 06/15/13)	USD	100	109,875
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	101,625
XM Satellite Radio Inc.
7.63%, 11/01/18(b) (Call 11/01/14)	USD	150	162,375

			16,085,608

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,131,813)			23,866,588

Security		Shares	Value

SHORT-TERM INVESTMENTS—4.92%

MONEY MARKET FUNDS—4.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(f)(g)(h)		718,806	718,806
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(f)(g)(h)		66,264	66,264
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(g)(h)		443,932	443,932

			1,229,002

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,229,002)			1,229,002

TOTAL INVESTMENTS IN SECURITIES—100.44%
(Cost: $25,360,815)			25,095,590
Other Assets, Less Liabilities—(0.44)%			(109,151)

NET ASSETS—100.00%			$24,986,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

July 31, 2012

CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
USD	- United States Dollar

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(e)	Variable rate security. Rate shown is as of report date.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	Affiliated issuer. See Note 2.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund
Emerging Markets Corporate[a]
Emerging Markets High Yield[b]
Emerging Markets Local Currency
Global ex USD High Yield Corporate[b]
Global High Yield Corporate[b]

[a]	Fund commenced operations on April 17, 2012.
[b]	Fund commenced operations on April 3, 2012.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$7,902,519	$—	$7,902,519
Foreign Agency Obligations	—	2,237,401	—	2,237,401
Short-Term Investments	108,184	—	—	108,184

	$108,184	$10,139,920	$—	$10,248,104

Emerging Markets High Yield
Assets:
Corporate Bonds & Notes	$—	$3,985,131	$—	$3,985,131
Foreign Agency Obligations	—	1,263,110	—	1,263,110
Foreign Government Obligations	—	9,723,870	—	9,723,870
Short-Term Investments	224,275	—	—	224,275

	$224,275	$14,972,111	$—	$15,196,386

Emerging Markets Local Currency
Assets:
Foreign Government Obligations	$—	$49,201,519	$—	$49,201,519
Short-Term Investments	92,227	—	—	92,227

	$92,227	$49,201,519	$—	$49,293,746

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$22,881,968	$—	$22,881,968
Short-Term Investments	13,046	—	—	13,046

	$13,046	$22,881,968	$—	$22,895,014

Global High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$23,866,588	$—	$23,866,588
Short-Term Investments	1,229,002	—	—	1,229,002

	$1,229,002	$23,866,588	$—	$25,095,590

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$10,034,305	$242,753	$(28,954)	$213,799
Emerging Markets High Yield	14,981,813	463,210	(248,637)	214,573
Emerging Markets Local Currency	48,863,702	1,165,359	(735,315)	430,044
Global ex USD High Yield Corporate	24,443,585	38,155	(1,586,726)	(1,548,571)
Global High Yield Corporate	25,360,815	398,437	(663,662)	(265,225)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 19, 2012